LONG-TERM DEBT (Details)		1 Months Ended				12 Months Ended
	Dec. 08, 2015 CNY (¥)	Oct. 31, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 08, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
LONG-TERM DEBT
Undrawn loan facilities						¥ 202,605,274		¥ 63,358,721
Outstanding principal amount
Subtotal						4,685,655,914		3,073,936,327
Less: Current portion of long-term debt						(1,728,599,440)		(306,113,338)
Total long-term borrowings						2,957,056,474		2,767,822,989
Years Ended December 31,
2018						1,743,425,515
2019						238,098,275
2020						156,518,571
2022						2,613,680,000
Total						4,751,722,361		3,134,983,173
Restricted Cash and Cash Equivalents, Current						612,121,936		257,059,302		$ 94,081,419
Repayments of Related Party Debt		¥ 200,000,000						200,000,000
Long-term borrowings collateralized by vehicles
Outstanding principal amount
Subtotal						¥ 213,703,954		292,605,866
Long-term borrowings collateralized by vehicles | China Development Bank [Member]
LONG-TERM DEBT
Interest rate (as a percent)						5.225%				5.225%
Collateral to secure certain long-term borrowing arrangements						¥ 136,290,802
Outstanding principal amount
Subtotal						¥ 180,000,000		¥ 218,000,000
Years Ended December 31,
Long-term Line of Credit					$ 220,000,000								¥ 1,500,000,000
Debt Instrument, Interest Rate, Initial Percentage					5.225%
Long-term borrowings collateralized by vehicles | Several third party financing companies borrowings 2014, 2015 and 2016
LONG-TERM DEBT
Interest rate (as a percent)						9.12%		5.20%		9.12%	5.20%
Collateral to secure certain long-term borrowing arrangements						¥ 402,951,830		¥ 402,951,830
Outstanding principal amount
Subtotal						33,703,954		74,605,866
Years Ended December 31,
Total						744,203,883
Long-term bank borrowings with receivable pledged as collateral
Outstanding principal amount
Subtotal						¥ 40,995,042		¥ 189,427,307
Long-term bank borrowings with receivable pledged as collateral | Bank brrowings september 2014
LONG-TERM DEBT
Interest rate (as a percent)						4.75%		5.225%		4.75%	5.225%
Loan facility maximum borrowing capacity															¥ 155,000,000
Outstanding principal amount
Subtotal						¥ 10,167,665		¥ 121,330,685
Long-term bank borrowings with receivable pledged as collateral | Bank loan facility September 2014
LONG-TERM DEBT
Interest rate (as a percent)						4.9875%				4.9875%
Outstanding principal amount
Subtotal						¥ 30,827,377		¥ 68,096,622
Entrusted long-term borrowing from a related party
LONG-TERM DEBT
Interest rate (as a percent)								6.90%			6.90%
Loan facility maximum borrowing capacity														¥ 300,000,000
Outstanding principal amount
Subtotal						100,000,000		¥ 100,000,000
Years Ended December 31,
Total						¥ 100,000,000		100,000,000
Repayments of Related Party Debt		¥ 200,000,000
Long-Term Borrowings fom Banks or Financing Companies
LONG-TERM DEBT
Interest rate (as a percent)						6.00%				6.00%
Loan facility maximum borrowing capacity | $										$ 123,918,976
Outstanding principal amount
Subtotal						¥ 476,503,365		125,000,000		$ 115,166,011
Syndicated loan
LONG-TERM DEBT
Principal amount | $											$ 150,000,000
Outstanding principal amount
Subtotal						0		1,010,689,797
Years Ended December 31,
Restricted Cash and Cash Equivalents, Current | $											$ 1,547,240
Syndicated loan | Initial Facility [Member]
Years Ended December 31,
Proceeds from Issuance of Long-term Debt | $				$ 110,000,000
Syndicated loan | GreenShoe Facility [Member]
Years Ended December 31,
Proceeds from Issuance of Long-term Debt | $			$ 150,000,000	$ 40,000,000
2018 Senior Notes
LONG-TERM DEBT
Principal amount	¥ 1,281,560,000											$ 200,000,000
Issued value of debt, as a percent to par value	99.342%
Interest rate (as a percent)	7.50%											7.50%
Debt Related Commitment Fees and Debt Issuance Costs						34,538,769
Debt discount						¥ 8,432,665
Effect interest rate (as a percent)	7.75%					8.99%				8.99%		7.75%
Outstanding principal amount
Subtotal						¥ 1,292,029,030		1,356,213,357
Years Ended December 31,
Total						1,306,840,000		1,387,400,000
2018 Senior Notes | Change of control triggering event
LONG-TERM DEBT
Redemption price as a percent to principal amount	101.00%
2018 Senior Notes | Redemption option at the Company's option
LONG-TERM DEBT
Redemption price as a percent to principal amount	100.00%
Percentage of principal amount added to redemption price	1.00%											1.00%
2018 Senior Notes | Redemption from net proceeds of sales of common stock
LONG-TERM DEBT
Redemption price as a percent to principal amount	107.50%
Maximum principal amount that may be redeemed (as a percent)	35.00%											35.00%
Minimum principal amount that should remain outstanding after redemption (as a percent)	65.00%											65.00%
Redemption period after sales of common stock	60 days
2022 Senior Notes
Outstanding principal amount
Subtotal						¥ 2,562,424,523		0
Long-term bank borrowings
LONG-TERM DEBT
Interest rate (as a percent)						4.9875%				4.9875%
Outstanding principal amount
Subtotal						¥ 134,670,687		¥ 125,000,000
Long-Term Borrowings One from Banks or Financing Companies [Member]
LONG-TERM DEBT
Loan facility maximum borrowing capacity						¥ 300,000,000
Long-Term Borrowings Two from Banks or Financing Companies [Member]
LONG-TERM DEBT
Interest rate (as a percent)						4.9875%				4.9875%
Loan facility maximum borrowing capacity						¥ 100,000,000
Outstanding principal amount
Subtotal						¥ 95,000,000
Long-Term Borrowings Three from Banks or Financing Companies [Member]
LONG-TERM DEBT
Interest rate (as a percent)						4.9875%				4.9875%
Loan facility maximum borrowing capacity						¥ 50,000,000
Outstanding principal amount
Subtotal						¥ 41,666,667
Long-Term Borrowings Four from Banks or Financing Companies [Member]
LONG-TERM DEBT
Interest rate (as a percent)						0.00%				0.00%
Loan facility maximum borrowing capacity						¥ 100,000,000
Outstanding principal amount
Subtotal						¥ 90,000,000